UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-04760

                              Scudder Advisor Funds
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
               (Address of principal executive offices) (Zip code)


                                  Charles Rizzo
                             Two International Place
                           Boston, Massachusetts 02110
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-3488
                                                     --------------

Date of fiscal year end:  12/31
                          -----

Date of reporting period: 3/31/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Tax Free Money Fund Investment
Investment Portfolio as of March 31, 2005 (Unaudited)
--------------------------------------------------------------------------------------------------------------------

                                                                                     Principal
                                                                                     Amount ($)            Value ($)
                                                                                   ---------------------------------

Municipal Investments 99.2%
Alabama 0.9%
Jefferson County, AL, Sewer Revenue, Capital Improvements
Warrants, Series A, 2.3%*, 2/1/2042  (a)                                             1,400,000            1,400,000
                                                                                                        -----------
Arizona 2.8%
Salt River, AZ, Agricultural Improvement & Power District:
2.0%, 4/5/2005                                                                       3,000,000            3,000,000
2.0%, 4/7/2005                                                                       1,500,000            1,500,000
                                                                                                        -----------
                                                                                                          4,500,000

California 3.2%
California, State Daily Kindergarten University:
Series A-1, 2.25%*, 5/1/2034, Citibank NA  (b)                                       1,000,000            1,000,000
Series B-1, 2.25%*, 5/1/2034, Citibank NA  (b)                                         790,000              790,000
California, State Economic Recovery, Series C-3, 2.2%*, 7/1/2023                       700,000              700,000
Hesperia, CA, Public Financing Authority Revenue, 1993 Street
Improvement Project, 2.3%*, 10/1/2023, Bank of America NA  (b)                         700,000              700,000
Orange County, CA, Sanitation Districts, Certificates of Participation,
Nos. 1-3, 5-7, & 11, 2.28%*, 8/1/2016, Societe Generale  (a) (b)                     1,900,000            1,900,000
                                                                                                        -----------
                                                                                                          5,090,000

Colorado 7.0%
Adams & Weld Counties, CO, Brighton School District No. 27J,
Series RR-II-R-6514, 144A, 2.32%*, 12/1/2024  (a)                                    2,000,000            2,000,000
Colorado, State Educational Loan Program, Series L49J-D,
144A, 2.31%*, 8/9/2005                                                               6,215,000            6,215,000
Denver, CO, City & County Economic Development Revenue, Western
Stock Show Project, 144A, 2.4%*, 7/1/2029, Bank One Colorado NA  (b)                 2,840,000            2,840,000
                                                                                                        -----------
                                                                                                         11,055,000

District of Columbia 1.1%
District of Columbia, General Obligation, Core City,
2.35%*, 3/1/2028, Bank of America NA  (b)                                            1,670,000            1,670,000
                                                                                                        -----------
Florida 13.9%
Broward County, FL, Educational Facilities Authority Revenue,
Nova Southeastern, Series C, 2.29%*, 4/1/2024, Bank of America NA  (b)                 800,000              800,000
Florida, Higher Educational Facilities, Financing Authority Revenue,
St. Thomas University Project, 2.29%*, 1/1/2019, SunTrust Bank  (b)                  2,920,000            2,920,000
Jacksonville, FL, Capital Project Revenue, Series 1,
2.23%*, 10/1/2017  (a)                                                                 620,000              620,000
Jacksonville, FL, Health Facilities Authority, Hospital Revenue,
Series A, 2.29%*, 8/15/2033, Bank of America NA (b)                                  2,250,000            2,250,000
Lee County, FL, Airport Revenue, AMT, Series 811-X,
144A, 2.37%*, 10/1/2029  (a)                                                           150,000              150,000
Lee County, FL, Industrial Development Authority, Health Care
Facilities Revenue, Refinancing & Improvement, Hope Hospice
Project, 2.29%*, 10/1/2023, SunTrust Bank  (b)                                       3,000,000            3,000,000
Orange County, FL, Education Facilities Authority Revenue,
Rollins College Project, 2.29%*, 5/1/2031, Bank of America NA  (b)                   1,200,000            1,200,000
Pasco County, FL, School Board Certificates of Participation,
2.28%*, 8/1/2026  (a)                                                                1,720,000            1,720,000
Pinellas County, FL, Health Facilities Authority Revenue,
Pooled Hospital Loan Program, 2.3%*, 12/1/2015  (a)                                  3,525,000            3,525,000
Reedy Creek, FL, Improvement District Florida Utilities Revenue,
Series 986, 144A, 2.32%*, 10/1/2012  (a)                                             4,700,000            4,700,000
Tampa, FL, Health Care Facilities Revenue, Lifelink Foundation, Inc.
Project, 144A, 2.29%*, 8/1/2022, SunTrust Bank  (b)                                  1,300,000            1,300,000
                                                                                                        -----------
                                                                                                         22,185,000

Georgia 3.3%
Burke County, GA, Development Authority Pollution Control Revenue,
Oglethorpe Power Corp., Series A, 2.29%*, 1/1/2020, (a)                                700,000              700,000
Fayette County, GA, Development Authority Educational Facilities
Revenue, Catholic School Properties, Inc., Project, 2.29%*, 4/1/2024,
Wachovia Bank  (b)                                                                     100,000              100,000
Georgia, Medical Center Hospital Authority Revenue,
Spring Harbor at Green, 2.28%*, 7/1/2034, Bank of Scotland  (b)                      2,100,000            2,100,000
La Grange, GA, Development Authority Revenue, LaGrange College
Project, 144A, 2.29%*, 6/1/2031, SunTrust Bank  (b)                                  1,105,000            1,105,000
Roswell, GA, Housing Authority, Multi-Family Revenue,
Post Canyon Project, 2.29%*, 6/1/2025                                                1,300,000            1,300,000
                                                                                                        -----------
                                                                                                          5,305,000

Hawaii 2.5%
ABN AMRO Munitops, Certificates Trust, Series 2004-16,
144A, 2.33%*, 7/1/2012  (a)                                                          4,000,000            4,000,000
                                                                                                        -----------
Illinois 8.3%
Illinois, Educational Facilities Authority Revenue,
Shedd Aquarium Society, 2.1%, 7/11/2005                                              3,000,000            3,000,000
Illinois, Finance Authority Revenue, Series PA-1286,
144A, 2.32%*, 11/15/2023  (a)                                                        3,500,000            3,500,000
Illinois, Health Facilities Authority Revenue, The Carle
Foundation, Series B, 2.25%*, 7/1/2028  (a)                                          1,600,000            1,600,000
Illinois, Industrial Development Revenue, Goodman Theatre Project,
2.3%*, 12/1/2033, Bank One NA  (b)                                                     675,000              675,000
Illinois, State General Obligation, 3.0%, 6/3/2005                                   3,500,000            3,505,776
Will & Kendall Counties, IL, Community School District No. 202,
144A, 2.32%*, 1/1/2023  (a)                                                            995,000              995,000
                                                                                                        -----------
                                                                                                         13,275,776

Indiana 4.1%
ABN AMRO Munitops, Certificates Trust, Series 2003-32,
144A, 2.33%*, 1/15/2012  (a)                                                         3,000,000            3,000,000
Indiana, Transportation Finance Authority Highway Revenue:
Series 853, 144A, 2.32%*, 6/1/2017  (a)                                                900,000              900,000
Series B-21, 144A, 2.35%*, 12/1/2022  (a)                                            2,095,000            2,095,000
Indianapolis, IN, Industrial Economic Development Revenue,
Jewish Federation Campus, 2.3%*, 4/1/2005, Fifth Third Bank (b)                        520,000              520,000
                                                                                                        -----------
                                                                                                          6,515,000

Iowa 1.7%
Iowa, Finance Authority Hospital Facility Revenue,
Iowa Health Systems:
Series B, 2.25%*, 7/1/2015  (a)                                                        800,000              800,000
Series B, 2.25%*, 1/1/2028  (a)                                                      1,930,000            1,930,000
                                                                                                        -----------
                                                                                                          2,730,000

Kentucky 4.1%
Boone County, KY, Pollution Control Revenue, Cincinnati Gas &
Electric Co., Series A, 2.05%*, 8/1/2013, Credit Lyonnais (b)                        1,800,000            1,800,000
Pendleton, KY, General Obligation, 1.75%, 4/8/2005                                   2,000,000            2,000,000
Somerset, KY, Blakley Family YMCA, Inc., Project,
2.34%*, 4/1/2015, Fifth Third Bank  (b)                                              2,770,000            2,770,000
                                                                                                        -----------
                                                                                                          6,570,000

Louisiana 0.7%
Jefferson Parish, LA, Hospital Service District No. 2 Hospital
Revenue, East Jefferson General, 2.33%*, 7/1/2009,
JPMorgan Chase Bank  (b)                                                             1,055,000            1,055,000
                                                                                                        -----------
Maryland 2.9%
Gaithersburg, MD, Economic Development Revenue, Asbury
Methodist Village, 2.31%*, 1/1/2034, KBC Bank NV  (b)                                3,600,000            3,600,000
Montgomery County, MD, Economic Development Revenue,
Howard Hughes Medical Facility, Series A, 2.3%*, 10/15/2020                          1,000,000            1,000,000
                                                                                                        -----------
                                                                                                          4,600,000

Massachusetts 1.8%
Massachusetts, Development Finance Agency, Industrial Development
Revenue, North Shore YMCA Project, 2.35%*, 11/1/2022, KeyBank NA  (b)                2,915,000            2,915,000
                                                                                                        -----------
Michigan 1.7%
Farmington Hills, MI, Economic Development Corp., Limited
Obligation Revenue, Brookfield Building Association,
2.32%*, 11/1/2010, Comerica Bank  (b)                                                  355,000              355,000
Michigan, Hospital Finance Authority Revenue, Hospital Equipment
Loan Program, Series A, 2.3%*, 12/1/2023, National City Bank  (b)                    1,550,000            1,550,000
Oakland University, MI, Michigan Revenue Bond, 2.27%*, 3/1/2031  (a)                   775,000              775,000
                                                                                                        -----------
                                                                                                          2,680,000

New Jersey 2.1%
New Jersey, Economic Development Authority, Economic Development
Revenue, Foreign Trade Zone Project, 144A, 2.35%*, 12/1/2007,
Bank of New York  (b)                                                                  125,000              125,000
New Jersey, Health Care Facilities, Financing Authority Revenue,
Hospital Capital Asset Financing, Series D, 2.22%*, 7/1/2035,
Chase Manhattan Bank  (b)                                                              200,000              200,000
New Jersey, State Tax Anticipation Notes, Series A, 3.0%, 6/24/2005                  2,000,000            2,004,320
Salem County, NJ, Industrial Pollution Control, Financing
Authority Revenue, E.I. Du Pont de Nemours and Co., 2.0%*, 3/1/2012                  1,000,000            1,000,000
                                                                                                        -----------
                                                                                                          3,329,320

New Mexico 1.3%
New Mexico, Tax & Revenue Anticipation Notes,
Series 2004-A, 3.0%, 6/30/2005                                                       2,000,000            2,005,385
                                                                                                        -----------
North Carolina 2.1%
North Carolina, Medical Care Community, Retirement
Facilities Revenue, 1st Mortgage, United Methodist:
Series B, 2.27%*, 10/1/2008, Branch Banking & Trust (b)                              2,300,000            2,300,000
Series B, 2.27%*, 10/1/2035, Branch Banking & Trust (b)                              1,000,000            1,000,000
                                                                                                        -----------
                                                                                                          3,300,000

Ohio 0.9%
Ohio, State Higher Educational Facility Community Revenue,
Pooled Program, Series C, 2.35%*, 9/1/2025, Fifth Third Bank (b)                     1,400,000            1,400,000
                                                                                                        -----------
Oregon 0.6%
Oregon, Tax Anticipation Notes, Series A, 3.0%, 6/30/2005                            1,000,000            1,003,011
                                                                                                        -----------
Pennsylvania 4.3%
Latrobe, PA, Industrial Development Authority Revenue,
Greensburg Diocese, 2.4%*, 6/1/2033, Allied Irish Bank PLC (b)                       2,260,000            2,260,000
Lehigh County, PA, Industrial Development Authority,
Pollution Control Revenue, 2.05%*, 6/1/2014, Rabobank Nederland  (b)                   180,000              180,000
Pennsylvania, Higher Educational Facilities Authority Revenue,
University Properties, Student Housing:
Series A, 2.3%*, 8/1/2034, Citizens Bank  (b)                                          105,000              105,000
Series A, 2.3%*, 8/1/2035, Citizens Bank  (b)                                          860,000              860,000
Pennsylvania, PA, State School District Revenue Lease,
Public School Building Authority, Series A42, 144A,
1.8%*, 6/1/2028  (a)                                                                   300,000              300,000
Philadelphia, PA, Hospitals & Higher Education Facilities
Authority Revenue, Children's Hospital Project, Series B,
2.3%*, 7/1/2025                                                                      3,100,000            3,100,000
                                                                                                        -----------
                                                                                                          6,805,000

Puerto Rico 4.1%
ABN AMRO Munitops, Certificates Trust, Series 2000-17,
144A, 2.29%*, 10/1/2008                                                              6,500,000            6,500,000
                                                                                                        -----------
South Carolina 1.5%
South Carolina, Educational Facilities Authority for Private
Nonprofit Institutions, Coker College, 2.34%*, 6/1/2019,
Wachovia Bank NA  (b)                                                                2,400,000            2,400,000
                                                                                                        -----------
Tennessee 2.1%
Clarksville, TN, Public Building Authority Revenue, Pooled
Financing, Municipal Bond Fund, 2.3%*, 7/1/2034,
Bank of America NA  (b)                                                              3,300,000            3,300,000
                                                                                                        -----------
Texas 14.8%
Corpus Christi, TX, Utility Systems Revenue, Series PT-1816,
144A, 2.34%*, 7/15/2010  (a)                                                         2,305,000            2,305,000
Cypress-FairBanks, TX, Independent School District,
Series PT-2512, 144A, 2.32%*, 2/15/2022                                              6,700,000            6,700,000
Galena Park, TX, Independent School District,
Series SG-153, 144A, 2.32%*, 8/15/2023                                               3,000,000            3,000,000
Harris County, TX, Health Facilities Development Corp. Revenue,
The Methodist System, Series B, 2.07%*, 12/1/2032                                    3,000,000            3,000,000
Houston, TX, Tax & Revenue Anticipation Notes, 3.0%, 6/30/2005                       1,800,000            1,804,411
Houston, TX, Water & Sewer Systems Revenue, Star Certificates,
Series 2003-14, 144A, 2.32%*, 6/1/2026  (a)                                            495,000              495,000
Texas, Higher Education Revenue, Higher Education Authority, Inc.,
Series B, 2.25%*, 10/1/2029, Landesbank Hessen-Thuringen  (b)                          300,000              300,000
Texas, Tax & Revenue Anticipation Notes, 3.0%, 8/31/2005                             5,900,000            5,923,254
                                                                                                        -----------
                                                                                                         23,527,665

Washington 2.3%
Port Tacoma, WA, State General Obligation, Core City,
Series R-4036, 144A, 2.32%*, 12/1/2025  (a)                                            495,000              495,000
Spokane, WA, Public Facilities District Hotel Motel & Sales
Use Tax, Series R-2041, 144A, 1.7%*, 12/1/2023  (a)                                  3,160,000            3,160,000
                                                                                                        -----------
                                                                                                          3,655,000

Wisconsin 2.5%
Wisconsin, Transportation Authority Revenue, 1.96%, 4/7/2005                         4,000,000            4,000,000
                                                                                                        -----------
Wyoming 0.6%
Platte County, WY, Pollution Control Revenue, Series B,
2.33%*, 7/1/2014, National Rural Utility Finance Corp.  (b)                          1,000,000            1,000,000
                                                                                                        -----------

                                                                                          % of
                                                                                    Net Assets             Value ($)
                                                                                    ----------             ---------

Total Investment Portfolio  (Cost $157,771,157)                                           99.2          157,771,157
Other Assets and Liabilities, Net                                                          0.8            1,332,037
                                                                                                        -----------
Net Assets                                                                               100.0          159,103,194
                                                                                                        ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of March 31, 2005.

(a) Bond is insured by one of these companies:

                                                             As of % of Total
Insurance Coverage                                         Investment Portfolio
--------------------------------------------------------------------------------
AMBAC            AMBAC Assurance Corp.                                10.7
--------------------------------------------------------------------------------
FGIC             Financial Guaranty Insurance Company                  6.5
--------------------------------------------------------------------------------
FSA              Financial Security Assurance                          2.6
--------------------------------------------------------------------------------
MBIA             Municipal Bond Investors Assurance                    7.5
--------------------------------------------------------------------------------

(b) Security incorporates a letter of credit from a major bank.

AMT: Subject to alternative minimum tax

144A: Security Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Tax Free Money Fund


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               May 26, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Tax Free Money Fund

By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               May 26, 2005



By:                                 /s/Paul Schubert
                                    -----------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               May 26, 2005